Institutional [Member] Fees and Expenses - Institutional - Harding Loevner Global Equity Portfolio	Oct. 31, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Portfolio Fees and Expenses
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees(Fees Paid Directly from Your Investment)
Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2027. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the
Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	30.00%